                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 2004
                                                -----------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Principled Capital Management LLC

Address:  666 Fifth Avenue 34th Floor
          New York, NY 10103

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gerald Catenacci
Title:    Managing Member
Phone:    212-484-5030


Signature, Place, and Date of Signing:

Gerald Catenacci          New York, NY                     5-17-04
---------------------     ---------------------------      -------------------
    [Signature] [City, State] [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


UBS SECURITIES LLC


     ITEM 1             ITEM 2      ITEM 3       ITEM 4      ITEM 5                 ITEM 6              ITEM 7     ITEM 8

 NAME OF ISSUER        TITLE OF     CUSIP #   FAIR MARKET    SHARES OF       INVEST. DISC.          MANA-     VOTING AUTHORITY
                         CLASS                   VALUE       PRINCIPAL                              GERS
                                                              AMOUNT         SOLE   SHARED  OTHER           SOLE    SHARED   NONE
                                                                               A)      (B)    (C)            (A)      (B)    (C)

MIRANT AMERICAS            NOTES     5438283        842280    1142074       X                              1142074      0     0

CALPINE CDA
 ENERGY                    NOTES     5382346       1058200    1430000       X                              1430000      0     0

CALPINE CORP               NOTES     5362362       6256463    8512194       X                              8512194      0     0

DELTA AIR
 LINES INC                 NOTES     5273134       1438756    1692654       X                              1692654      0     0

WTS OF APHTON
 CORP CLASS A              OTC EQ    5N75503         42674      27110 N     X                                27110      0     0

AMEDISYS INC               OTC EQ    9044407       1366633      55622 N     X                                55622      0     0

AETNA INC NEW              COMMON  00817Y108       4299562      47922 N     X                                47922      0     0

AGF MANAGEMENT
 LTD-CL B                  CEQ       1092105        410204      28600 N     X                                28600      0     0

AGERE SYS INC              COMMON  00845V100        918060     286000 N     X                               286000      0     0

ALCAN ALUMINIUM
 LTD                       COMMON   13716105       6533428     145868 N     X                               145868      0     0

ALLOS
 THERAPEUTICS
 INC                       OTC EQ   19777101       1447704     301605 N     X                               301605      0     0

AUTONATION INC DEL         COMMON  05329W102       7164887     420228 N     X                               420228      0     0

ANTHEM INC                 COMMON  03674B104        846034       9334 N     X                                 9334      0     0

ATMI INC                   OTC EQ  00207R101       2828479     107465 N     X                               107465      0     0

BANK OF AMER CORP          COMMON   60505104       5321277      65711 N     X                                65711      0     0

BUNGE LTD                  COMMON  G16962105        699627      17395 N     X                                17395      0     0

BIOVERIS CORPORATION       OTC EQ   90676107        613569      51778 N     X                                51778      0     0

BRASCAN CORP               COMMON  10549P606       4545435     112902 N     X                               112902      0     0

BROWN SHOE COMPANY         COMMON  115736100        260475       7150 N     X                                 7150      0     0

CANADIAN OIL
 SANDS TRUST               CEQ     13642L209       2500600      73852 N     X                                73852      0     0

CINEPLEX GALAXY
 INCOME                    CEQ      C105395C       1394806     171320 N     X                               171320      0     0

***CAMECO CORP             COMMON  13321L108       1564255      31436 N     X                                31436      0     0


     ITEM 1             ITEM 2      ITEM 3       ITEM 4      ITEM 5                 ITEM 6              ITEM 7     ITEM 8

 NAME OF ISSUER        TITLE OF     CUSIP #   FAIR MARKET    SHARES OF       INVEST. DISC.          MANA-     VOTING AUTHORITY
                         CLASS                   VALUE       PRINCIPAL                              GERS
                                                              AMOUNT         SOLE   SHARED  OTHER           SOLE    SHARED   NONE
                                                                               A)      (B)    (C)            (A)      (B)    (C)

COGNEX CORP                OTC EQ  192422103      2185822       65739 N     X                                65739     0     0

CLEVELAND
 CLIFFS INC                COMMON  185896107      1870186       28583 N     X                                28583     0     0

CAREMARK RX INC            COMMON  141705103      6492861      195274 N     X                               195274     0     0

CENTENE CORP DEL           COMMON  15135B101       656156       21450 N     X                                21450     0     0

CONMED CORP                OTC EQ  207410101      1263042       42757 N     X                                42757     0     0

CANADIAN OIL
 SANDS TR NEW              CEQ     13642L100      4788393      141419 N     X                               141419     0     0

VOLUME SVCS
 AMER HLDGS
 INC                       COMMON  92873P204       643071       38974 N     X                                38974     0     0

COMMUNITY
 HEALTH
 SYSTEMS I                 COMMON  203668108      2999712      107787 N     X                               107787     0     0

WTS CYTOGEN
 EXERCISE
 PRICE                     OTC EQ   CYTOWTS        120272       36487 N     X                                36487     0     0

DARDEN
 RESTAURANTS
 INC                       COMMON  237194105       850049       34290 N     X                                34290     0     0

ECLIPSE CORP               OTC EQ  278856109      2566996      190430 N     X                               190430     0     0

EXULT INC                  OTC EQ  302284104      1301238      211240 N     X                               211240     0     0

FIRST DATA CORP            COMMON  319963104       984689       23356 N     X                                23356     0     0

FEDERATED
 INVESTORS
 INC                       COMMON  314211103      4053999      128985 N     X                               128985     0     0

FOOT LOCKER INC            COMMON  344849104      1695292       65709 N     X                                65709     0     0

FLEXTRONICS
 INTERNATIONAL             OTC EQ  Y2573F102      1220687       71427 N     X                                71427     0     0

GENTEK INC                 OTC EQ  37245X203       360360        8580 N     X                                 8580     0     0

GENTA INC NEW              OTC EQ  37245M207       839150       79919 N     X                                79919     0     0

GAP INC                    COMMON  364760108      3070444      140075 N     X                               140075     0     0

GTECH HOLDINGS
 CORP                      COMMON  400518106       845702       14300 N     X                                14300     0     0

HOME DEPOT INC             COMMON  437076102      5041022      134931 N     X                               134931     0     0

HILTON HOTELS
 CORP                      COMMON  432848109       926754       57031 N     X                                57031     0     0

WEBMD CORP                 OTC EQ  94769M105      7621904      857357 N     X                               857357     0     0

INVERNESS
 MEDICAL
 INNOVATI                  COMMON  46126P106       218923       11963 N     X                                11963     0     0

IMAX CORP                  OTC EQ  4.52E+113      1513865      257023 N     X                               257023     0     0

IMCLONE
 SYSTEMS
 INC                       OTC EQ  45245W109      6278080      123706 N     X                               123706     0     0

     ITEM 1             ITEM 2      ITEM 3       ITEM 4      ITEM 5                 ITEM 6              ITEM 7     ITEM 8

 NAME OF ISSUER        TITLE OF     CUSIP #   FAIR MARKET    SHARES OF       INVEST. DISC.          MANA-     VOTING AUTHORITY
                         CLASS                   VALUE       PRINCIPAL                              GERS
                                                              AMOUNT         SOLE   SHARED  OTHER           SOLE    SHARED   NONE
                                                                               A)      (B)    (C)            (A)      (B)    (C)


IMPAC
 MEDICAL
 SYSTEMS INC               OTC EQ  45255A104       779063       34625 N     X                                34625     0     0

JABIL CIRCUIT
 INC                       COMMON  466313103      2102685       71447 N     X                                71447     0     0

JETBLUE
 AIRWAYS
 CORP                      OTC EQ  477143101      5774928      228710 N     X                               228710     0     0

J C PENNEY
 CO INC                    COMMON  708160106      1492062       42900 N     X                                42900     0     0

JONES APPAREL
 GROUP INC                 COMMON  480074103       516945       14300 N     X                                14300     0     0

NORDSTROM INC              COMMON  655664100       912912       22880 N     X                                22880     0     0

KERYX
 BIOPHARMACEUTICALS
 I                         OTC EQ  492515101       903231       59112 N     X                                59112     0     0

KELLWOOD CO                COMMON  488044108       505148       12870 N     X                                12870     0     0

LIMITED INC                COMMON  532716107       715000       35750 N     X                                35750     0     0

MAGNA
 ENTERTAINMENT
 CORP                      OTC EQ  559211107      1715388      285898 N     X                               285898     0     0

METHANEX CORP              OTC EQ  59151K108      7999734      714262 N     X                               714262     0     0

MI DEVELOPMENTS
 INC                       COMMON  55304X104      1122464       40088 N     X                                40088     0     0

MONSANTO CO                COMMON  61166W101      1070581       29195 N     X                                29195     0     0

NRG ENERGY INC             COMMON  629377508      1269662       57192 N     X                                57192     0     0

NORTEL NETWORKS
 CORP                      COMMON  656568102      7964031     1340746 N     X                              1340746     0     0

NOVARTIS
 AG-SPONSORED
 ADR                       COMMON  66987V109      1804877       42368 N     X                                42368     0     0

NEXTEL
 COMMUNICATIONS
 INC-                      OTC EQ  65332V103      1410552       57200 N     X                                57200     0     0

***ORTHOFIX
 INTERNATIONAL             OTC EQ  N6748L102       927630       18740 N     X                                18740     0     0

ONYX
 PHARMACEUTICALS
 INC                       OTC EQ  683399109       746676       18441 N     X                                18441     0     0

ORBIMAGE INC               OTC EQ  68555Y101       596866       31414 N     X                                31414     0     0

SPRINT CORP
 PCS SER 1                 COMMON  852061506      3944150      428712 N     X                               428712     0     0

PENN NATIONAL
 GAMING INC                OTC EQ  707569109      2385091       82902 N     X                                82902     0     0

PEPSICO INC                COMMON  713448108       838229       15566 N     X                                15566     0     0

     ITEM 1             ITEM 2      ITEM 3       ITEM 4      ITEM 5                 ITEM 6              ITEM 7     ITEM 8

 NAME OF ISSUER        TITLE OF     CUSIP #   FAIR MARKET    SHARES OF       INVEST. DISC.          MANA-     VOTING AUTHORITY
                         CLASS                   VALUE       PRINCIPAL                              GERS
                                                              AMOUNT         SOLE   SHARED  OTHER           SOLE    SHARED   NONE
                                                                               A)      (B)    (C)            (A)      (B)    (C)

PETSMART INC               OTC EQ   716768106      622989       23031 N    X                                 23031     0     0

PALMONE INC                OTC EQ   69713P107      1468575      68625 N    X                                 68625     0     0

***POTASH CORP
  OF SASKATCH              COMMON   73755L107      8436349     101435 N    X                                101435     0     0

POZEN INC                  OTC EQ   73941U102      1066711      77186 N    X                                 77186     0     0

PENN WEST
  PETROLEUM LTD            CEQ      707886602      1533328      32874 N    X                                 32874     0     0

REDBACK
  NETWORK INC              OTC EQ   757209507      2168655     344231 N    X                                344231     0     0

REGAL ENTERTAINMENT
  GROUP                    COMMON   758766109      7644270     347783 N    X                                347783     0     0

STRATOS GLOBAL
  CORP                     CEQ      862926102      1357050     130373 N    X                                130373     0     0

SKETCHERS USA
  INC CL A                 COMMON   830566105      650820       49643 N    X                                 49643     0     0

ST JUDE
  MEDICAL INC              COMMON   790849103      1915697      26570 N    X                                 26570     0     0

STEEL DYNAMICS INC         OTC EQ   858119100      1983119      80029 N    X                                 80029     0     0

TRANSALTA CORP             COMMON   89346D107      2782986     205690 N    X                                205690     0     0

TIMBERLAND CO-CL A         COMMON   887100105      1306830      21982 N    X                                 21982     0     0

TELIK INC                  OTC EQ   87959M109      3070630     114405 N    X                                114405     0     0

TRANSKARYOTIC
  THERAPIES IN             OTC EQ   893735100      245960       14300 N    X                                 14300     0     0

THERMO ELECTRON
  CORP                     COMMON   883556102      2179822      77080 N    X                                 77080     0     0

TELEFONOS DE
  MEXICO SA DE             COMMON   879403780      1518026      43484 N    X                                 43484     0     0

TELUS CORPORATION          COMMON   87971M202      7919625     471687 N    X                                471687     0     0

TEXAS INSTRUMENTS
  INC                      COMMON   882508104      2737388      93682 N    X                                 93682     0     0

UNITEDHEALTH
  GROUP INC                COMMON   91324P102      4545791      70543 N    X                                 70543     0     0

WESTCORP-CALIF             COMMON   957907108      1109154      25168 N    X                                 25168     0     0

WESTERN GAS
  RESOURCES INC            COMMON   958259103      4308876      84737 N    X                                 84737     0     0

WESTJET AIRLINES
  LTD                      CEQ      960410108      1234434      61804 N    X                                 61804     0     0

WRIGHT MEDICAL
  GROUP INC                OTC EQ   98235T107      1561341      50858 N    X                                 50858     0     0

WARNACO GROUP INC          OTC EQ   934390402      1148264      57156 N    X                                 57156     0     0

WESTERN OIL
  SANDS INC                CEQ      959053109      2176273      85124 N    X                                 85124     0     0

WOLVERINE WORLD
  WIDE INC-W               COMMON   978097103      1172887      48607 N    X                                 48607     0     0

UNITED STATES
  STL CORP NEW             COMMON   912909108      5220558     140074 N    X                                140074     0     0

XANTREX
  TECHNOLOGY INC           CEQ      98389A102      217310       16320 N    X                                 16320     0     0

YANKEE CANDLE INC          COMMON   984757104      4368920     158409 N    X                                158409     0     0

ZEBRA TECHNOLOGIES
  CORP-CL                  OTC EQ   989207105      1685344      24295 N    X                                 24295     0     0
